Lease Transactions	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥12,980 million and ¥16,402 million at March 31, 2022 and 2023, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥16,104 million and ¥19,470 million at March 31, 2022 and 2023, respectively.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥261,803 million and ¥227,112 million at March 31, 2022 and 2023, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥384,183 million and ¥337,391 million at March 31, 2022 and 2023, respectively.
For the fiscal years ended March 31, 2022 and 2023, the MUFG Group recognized ¥20,830 million and ¥15,720 million, respectively, of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease right-of-use assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2023 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥4,971	¥4,816	¥5,672
Interest on lease liabilities	240	198	208
Operating lease cost	91,276	81,206	67,393
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2022 and 2023:

	2022	2023
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥262	¥282
Operating cash flows from operating leases	107,047	101,549
Financing cash flows from finance leases	7,426	8,124
Right-of-use assets obtained in exchange for new finance lease liabilities	4,055	11,066
Right-of-use assets obtained in exchange for new operating lease liabilities	48,095	35,678
Weighted-average remaining lease term:
Finance leases	3.6 years	3.5 years
Operating leases	8.0 years	7.6 years
Weighted-average discount rate:
Finance leases	0.77%	0.84%
Operating leases	0.76%	0.90%
Maturities of lease liabilities as of March 31, 2023 are as follows:

	Finance leases	Operating leases
	(in millions)
2024	¥7,718	¥85,292
2025	5,539	62,184
2026	2,994	44,667
2027	1,991	30,870
2028	1,004	26,836
2029 and thereafter	642	106,453
Total undiscounted cash flows	19,888	356,302
Difference between undiscounted and discounted cash flows	(418)	(18,911)
Amount on balance sheet	¥19,470	¥337,391
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥122,810	¥116,430	¥127,724
Operating leases:
Lease income	3,663	4,202	6,978
Total	¥126,473	¥120,632	¥134,702
Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of operations. Lease income from operating lease transactions is included in Other non-interest income in the consolidated statements of operations.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2022 and 2023:

	2022	2023
	(in millions)
Lease receivables (undiscounted)	¥1,855,125	¥2,046,277
Adjustments:
Discounted unguaranteed residual value	12,439	10,278
Initial direct cost on sales type and direct financing leases	27,695	32,780
Deferred selling profit	(306,316)	(350,553)
Net investment in sales type and direct financing leases	¥1,588,943	¥1,738,782
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2023:

Lease receivables
(in millions)
2024	¥507,241
2025	466,812
2026	387,246
2027	274,201
2028	205,295
2029 and thereafter	205,482
Total undiscounted cash flows	2,046,277
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(307,495)
Amount on balance sheet	¥1,738,782